SCHEDULE OF CONCENTRATION (Details) - Cost of Goods and Service Benchmark [Member] - Supplier Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
HTL Marketing Pte. Ltd [Member]
Concentration Risk [Line Items]
Cost of goods sold	$ 850,935	$ 1,034,559	$ 972,254
Percentage of Cost of goods sold	60.00%	72.00%	43.00%
Accounts payable	$ 48,324	$ 584,579	$ 539,858
HTL Manufacturing Pte Ltd [Member]
Concentration Risk [Line Items]
Cost of goods sold			$ 711,319
Percentage of Cost of goods sold			31.00%
Accounts payable
HTL Furniture (China) Co., Ltd [Member]
Concentration Risk [Line Items]
Cost of goods sold	$ 152,764
Percentage of Cost of goods sold	11.00%
Accounts payable	$ 153,967